SEGMENT INFORMATION - Revenue and Long-Lived Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue and Long-lived Assets by Geography
Revenue	$ 2,622,121	$ 2,919,403	$ 3,343,821
Long-lived assets (excluding goodwill and intangible assets)	537,956	600,004
United States
Revenue and Long-lived Assets by Geography
Revenue	2,318,885	2,469,053	2,933,027
Long-lived assets (excluding goodwill and intangible assets)	535,608	598,828
All other countries
Revenue and Long-lived Assets by Geography
Revenue	303,236	450,350	$ 410,794
Long-lived assets (excluding goodwill and intangible assets)	$ 2,348	$ 1,176